Acquisition of Signode (Narrative) (Details)	Jan. 29, 2018	Dec. 19, 2017 USD ($)	Jan. 26, 2018 EUR (€)	Jan. 26, 2018 USD ($)
Signode
Business Acquisition [Line Items]
Total consideration | $		$ 3,910,000,000
Subsequent Event | Minimum | LIBOR
Business Acquisition [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Subsequent Event | Minimum | EURIBOR
Business Acquisition [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Subsequent Event | Maximum | LIBOR
Business Acquisition [Line Items]
Basis spread on variable rate (as a percent)	2.375%
Subsequent Event | Maximum | EURIBOR
Business Acquisition [Line Items]
Basis spread on variable rate (as a percent)	2.375%
Euro 2.250% due 2023 | Senior Notes | Subsequent Event
Business Acquisition [Line Items]
Debt instrument, face amount | €			€ 335,000,000
Debt instrument stated percentage			2.25%	2.25%
Euro 2.875% due 2026 | Senior Notes | Subsequent Event
Business Acquisition [Line Items]
Debt instrument, face amount | €			€ 500,000,000
Debt instrument stated percentage			2.875%	2.875%
U.S Dollar 4.750% due 2026 | Senior Notes | Subsequent Event
Business Acquisition [Line Items]
Debt instrument, face amount | $				$ 875,000,000
Debt instrument stated percentage			4.75%	4.75%